UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2018 to June 30, 2018

Date of Report (Date of earliest event reported): June 28, 2018

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001519401

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)    ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)    ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)    ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

_____________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Brian J. Fisher, General Counsel, (864) 448-7000

Regional Management Corp.1

Name and telephone number, including area code, of the person to contact in connection with the filing

[1]

Regional Management Corp., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the consumer loan asset class, including asset-backed securities privately issued by its affiliated depositor Regional Management Receivables III, LLC (Central Index Key Number 0001742262).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

REGIONAL MANAGEMENT CORP. (Securitizer)

By:	/s/ Donald E. Thomas
Name: Donald E. Thomas Title: Executive Vice President and Chief Financial Officer

Date: August 13, 2018